Note 5 - Loans and Leases - Activity in the Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan and lease losses beginning balance	$ 2,835	$ 3,345	$ 3,834
Provision (credit) for loan and lease losses	450	(350)	(750)
Losses charged off	(197)	(689)	(160)
Recoveries	439	529	421
Allowance for loan and lease losses ending balance	3,527	2,835	3,345
Commercial and Agriculture Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	501	896	893
Provision (credit) for loan and lease losses	(3)	(424)	55
Losses charged off	(21)	(63)	(86)
Recoveries	57	92	34
Allowance for loan and lease losses ending balance	534	501	896
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	1,746	1,876	2,540
Provision (credit) for loan and lease losses	417	9	(969)
Losses charged off	(114)	(553)	(12)
Recoveries	306	414	317
Allowance for loan and lease losses ending balance	2,355	1,746	1,876
Residential 1 - 4 Family Real Estate [Member]
Allowance for loan and lease losses beginning balance	545	542	373
Provision (credit) for loan and lease losses	8	34	160
Losses charged off	(52)	(45)	(52)
Recoveries	75	14	61
Allowance for loan and lease losses ending balance	576	545	542
Consumer Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	43	31	28
Provision (credit) for loan and lease losses	28	31	4
Losses charged off	(10)	(28)	(10)
Recoveries	1	9	9
Allowance for loan and lease losses ending balance	$ 62	$ 43	$ 31